Schedule of Investments ─ NYLI MacKay California Muni Intermediate ETF (formerly, IQ MacKay California Municipal Intermediate ETF)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds — 81.7%
California — 65.2%
Alhambra Unified School District, General Obligation Bonds
Series B
5.250%, due 8/1/40	$500,000	$587,213
California Community Choice Financing Authority, Revenue Bonds
5.500%, due 10/1/54(a)(b)	1,000,000	1,101,094
Series B-1
4.000%, due 2/1/52(a)(b)	1,000,000	1,009,985
California Community College Financing Authority, Revenue Bonds
5.000%, due 5/1/38	400,000	411,250
California Infrastructure & Economic Development Bank, Revenue Bonds
3.950%, due 1/1/50(a)(b)	750,000	750,017
California Municipal Finance Authority, Revenue Bonds
Series A
4.375%, due 9/1/53(a)(b)	500,000	523,556
5.250%, due 8/15/53	500,000	520,988
California Public Finance Authority, Revenue Bonds
Series A
4.000%, due 7/15/36	500,000	523,495
California School Finance Authority, Revenue Bonds
5.000%, due 8/1/46	350,000	351,111
California Statewide Communities Development Authority, Revenue Bonds
Series A
5.000%, due 3/1/35	500,000	508,943
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/32	200,000	231,949
5.000%, due 6/1/37	300,000	344,170
Series B Insured: AGM
5.000%, due 6/1/32	200,000	231,949
City of Los Angeles Department of Airports, Revenue Bonds
Series A
5.000%, due 5/15/34	1,000,000	1,009,143
City of Newport Beach CA, Special Assessment
Series A
4.125%, due 9/2/38	625,000	631,189
Compton Unified School District, General Obligation Bonds
Series B Insured: BAM
5.000%, due 6/1/29	750,000	796,499
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A Insured: AGM
5.500%, due 1/15/31	500,000	571,835
Kern Community College District, General Obligation Bonds
Series D
5.000%, due 8/1/32	625,000	728,278
Los Angeles Unified School District, General Obligation Bonds
Series A
5.000%, due 7/1/26	500,000	520,898
Municipal Improvement Corp. of Los Angeles, Revenue Bonds
Series A
5.000%, due 5/1/42	500,000	567,352
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A Insured: BAM
4.000%, due 3/1/34	$500,000	$506,223
Romoland School District, Special Tax
5.000%, due 9/1/46	370,000	383,862
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.250%, due 7/1/36	500,000	556,779
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds
Series E
5.000%, due 5/1/36	500,000	525,158
San Francisco City & County Public Utilities Commission Wastewater Revenue, Revenue Bonds
1.000%, due 10/1/25	500,000	483,607
San Mateo Union High School District, General Obligation Bonds
Series B
4.000%, due 9/1/34	455,000	478,245
State of California, General Obligation Bonds
Insured: AGM
5.250%, due 8/1/32	550,000	633,620
		15,488,408
Guam — 12.5%
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/33	1,000,000	1,040,912
Territory of Guam, Revenue Bonds
Series D
5.000%, due 11/15/27	585,000	593,902
Series F
5.000%, due 1/1/30	1,250,000	1,330,106
		2,964,920
Puerto Rico — 4.0%
Commonwealth of Puerto Rico, General Obligation Bonds
Series A1
4.000%, due 7/1/35	251,878	247,495
5.625%, due 7/1/29	500,000	536,567
Commonwealth of Puerto Rico, Notes
0.000%, due 11/1/51(a)(b)	103,239	43,748
University of Puerto Rico, Revenue Bonds
Series P Insured: NATL-IBC
5.000%, due 6/1/25	120,000	120,138
		947,948
Total Municipal Bonds
(Cost $18,837,194)		19,401,276

Schedule of Investments ─ NYLI MacKay California Muni Intermediate ETF (formerly, IQ MacKay California Municipal Intermediate ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Short-Term Investment — 17.5%
Money Market Fund — 17.5%
Dreyfus Tax Exempt Cash Management, Institutional Shares, 3.64%(c)
(Cost $4,143,940)	4,144,380	$4,143,940

Total Investments — 99.2% (Cost $22,981,134)		23,545,216
Other Assets and Liabilities, Net — 0.8%		190,434
Net Assets — 100%		$23,735,650

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2024.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	Reflects the 7-day yield at July 31, 2024.

Abbreviations
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
IBC	- Insured Bond Certificate
NATL	- National Public Finance Guarantee Corp.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Municipal Bonds	$—	$19,401,276	$—	$19,401,276
Short-Term Investment:
Money Market Fund	4,143,940	—	—	4,143,940
Total Investments in Securities	$4,143,940	$19,401,276	$—	$23,545,216

(d)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2024, the fund did not have any transfers into or out of level 3 within the fair value hierarchy.